CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net loss	$ (7,141)	$ (12,706)	$ (16,078)	$ (13,868)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	439	554	734	851
Amortization of right of use assets	78	71	96	90
Depreciation	34	66	82	88
Change in fair value of warrant liability	(2,216)	(72)	271
(Increase) decrease in operating assets
Prepaid drug product	101	2,955	2,955	(3,064)
Other current assets	(448)	(174)	286	199
Increase (decrease) in operating liabilities
Accounts payable and accrued expenses	1,546	(335)	227	700
Lease liabilities	(87)	(80)	(108)	(99)
Net cash used in operating activities	(7,694)	(9,721)	(11,535)	(15,103)
Cash flow from investing activities
Purchases of furniture, fixtures & equipment				(21)
Net cash used in investing activities				(21)
Cash flow from financing activities
Net proceeds from sale of common stock	7,204	1,689	1,677	1,734
Net proceeds from exercise of warrants			526
Net cash provided by financing activities	7,204	1,689	2,203	1,734
Net decrease in cash	(490)	(8,032)	(9,332)	(13,390)
Cash, beginning of period	1,052	10,384	10,384	23,774
Cash, end of period	$ 562	$ 2,352	$ 1,052	10,384
Supplemental disclosure of non-cash activities
Right of use asset recognized in exchange for lease obligation				$ 85